Mid-Cap Value Portfolio
Mid-Cap Value Portfolio
Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Mid-Cap Value Portfolio	Class I	Class P
Management Fee	0.69%	0.69%
Service Fee	0.20%	none
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.91%	0.71%

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example Mid-Cap Value Portfolio (USD $)	1 year	3 years	5 years	10 years
Class I	93	290	504	1,120
Class P	73	227	395	883

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption Mid-Cap Value Portfolio (USD $)	1 year	3 years	5 years	10 years
Class I	93	290	504	1,120
Class P	73	227	395	883

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 68% of the average value of the Fund.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of mid-capitalization companies. The sub-adviser generally considers a company to be mid-capitalization if it falls within the market capitalization range of companies in the Russell Midcap Value Index. As of December 31, 2014, the market capitalization range for the Russell Midcap Value Index was approximately $275 million to $33.46 billion.

Under normal market conditions, the Fund invests primarily in common stock of U.S. companies that the sub-adviser identifies as having value characteristics. The Fund may also invest up to 15% of its assets in equity securities of foreign issuers that are U.S. dollar denominated, including American Depositary Receipts ("ADRs"). The Fund may purchase securities offered in equity initial public offerings ("IPOs").

In selecting investments for the Fund, the sub-adviser examines various factors in determining the value characteristics of an issuer, including price-to-book-value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity, earnings growth and cash flow. The sub-adviser also selects securities for the Fund based on a continuous study of trends in industries and companies, including the anticipated stability of earnings.

The sub-adviser may sell a holding when it appreciates to a stated target, it fails to perform as expected or when other opportunities appear more attractive.
Principal Risks
As with any mutual fund, the value of the Fund's investments, and therefore the value of your shares, may go up or down. There is no guarantee that the Fund will achieve its investment goal. There may be losses in the value of an investment as asset values fluctuate and you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following principal risks:
  Active Management Risk: The Manager's judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund's performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.
  Equity Initial Public Offering ("IPO") Risk: Securities offered in equity IPOs may be more volatile than other equity securities, may decline shortly in value after the IPO, and may have a magnified impact on performance if the Fund's asset base is relatively small. Securities in IPOs have no trading history, and information about the companies may only be available for limited periods.
  Equity Securities Risk: Stock markets are volatile. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company's historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.
  Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage, changes in markets in which the issuer offers good or services, and reduced demand for the issuer's goods or services.
  Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact markets or issuers in which the Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact the Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier, subject to greater price volatility risk and more vulnerable to economic, market and industry changes than larger, more established companies. Mid-capitalization companies may have a shorter history of operations, more limited ability to raise capital, inexperienced management, limited product lines, less capital reserves and liquidity and more speculative prospects for future growth, sustained earnings or market share than larger companies, and are therefore more sensitive to economic, market and industry changes.
  Price Volatility Risk: The value of the Fund's investments may go up or down rapidly or unpredictably. To the extent the Fund invests in more volatile investments, its value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.
  Underlying Fund Risk: Because the Fund may serve as an underlying fund of one or more "fund of funds" of the Trust and thus have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing potential increases in expenses to the Fund and sale of securities in a short timeframe, both of which could negatively impact performance.
  Value Companies Risk: Value companies are those that are thought to be undervalued and trade for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Performance
The bar chart and table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to its current and prior broad-based market indices. The Russell Midcap Value Index replaced the S&P MidCap 400 Value Index as the Fund’s broad-based market index because the Russell Midcap Value Index is comprised of securities more reflective of the sub-adviser’s management style for the Fund. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not necessarily an indication of how the Fund will perform in the future.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q3 2009: 18.88%; Q3 2011: (22.08%)
Average Annual Total Returns (For the periods ended December 31, 2014)
Average Annual Total Returns Mid-Cap Value Portfolio	1 year	5 years	Since Inception	Inception Date
Class I	6.49%	13.29%	15.82%	Jan. 02, 2009
Class P	6.71%		9.87%	May 02, 2011
Russell Midcap Value Index (reflects no deductions for fees, expenses or taxes)	14.75%	17.43%	20.09%	Jan. 02, 2009
S&P MidCap 400 Value Index (reflects no deductions for fees, expenses or taxes)	12.10%	16.40%	19.13%	Jan. 02, 2009